Stockholder's Equity and Convertible Preferred Stock - Additional Information (Detail) (USD $)	12 Months Ended		78 Months Ended	84 Months Ended					1 Months Ended			1 Months Ended	6 Months Ended				1 Months Ended		12 Months Ended			3 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012 Right	Dec. 31, 2008	Dec. 31, 2012 Right	Jun. 30, 2013	Apr. 12, 2013	Dec. 31, 2011	Dec. 31, 2007	Aug. 31, 2006	Feb. 28, 2013 Subsequent Events [Member]	Feb. 28, 2013 Subsequent Events [Member] Conversion Condition One [Member] Minimum [Member]	Feb. 28, 2013 Subsequent Events [Member] Conversion Condition Two [Member] Maximum [Member]	May 14, 2010 Series A-1 convertible preferred stock [Member]	Dec. 31, 2006 Series A-1 convertible preferred stock [Member]	Dec. 31, 2012 Series A-1 convertible preferred stock [Member]	Dec. 31, 2011 Series A-1 convertible preferred stock [Member]	Jun. 18, 2010 Series A-1 convertible preferred stock [Member]	Dec. 31, 2012 Series A-2 convertible preferred stock [Member]	May 14, 2010 Series A-2 convertible preferred stock [Member]	Dec. 31, 2008 Series A-2 convertible preferred stock [Member]	Dec. 31, 2011 Series A-2 convertible preferred stock [Member]	Jun. 18, 2010 Series A-2 convertible preferred stock [Member]	Jun. 30, 2008 Series A-2 convertible preferred stock [Member] Second Tranche [Member]	Sep. 30, 2009 Series B convertible preferred stock [Member]	Dec. 31, 2009 Series B convertible preferred stock [Member]	Dec. 31, 2012 Series B convertible preferred stock [Member]	Dec. 31, 2011 Series B convertible preferred stock [Member]	Jun. 18, 2010 Series C Convertible Preferred Stock [Member]	May 14, 2010 Series C Convertible Preferred Stock [Member]	Dec. 31, 2010 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	317,789,510		317,789,510	125,000,000		316,358,161
Common stock, par value	$ 0.001		$ 0.001	$ 0.001	$ 7.00	$ 0.001
Convertible preferred stock, shares authorized	259,044,157		259,044,157											10,072,000	10,072,000		13,095,646			13,095,646					57,471,225	57,471,225				178,405,286	176,973,937
Convertible preferred stock, par value	$ 0.001		$ 0.001	$ 0.001										$ 0.001	$ 0.001		$ 0.001			$ 0.001					$ 0.001	$ 0.001				$ 0.001	$ 0.001
Issuance of convertible preferred stock, shares													10,040,000						13,095,646			13,095,646	57,471,225	57,471,225			1,361,337	174,056,785	175,418,122
Issuance of stock, price per share													$ 1.00						$ 1.15			$ 1.15	$ 0.175	$ 0.175			$ 0.2571	$ 0.2571	$ 0.2571
Shares Committed for issuance, value																	$ 15,000,000
Shares Committed for issuance, price per share																	$ 1.15
Investor Rights at fair value								3,200,000
Changes in fair value of the Investor Rights		2,600,000					2,500,000
Proceed from issuance of Convertible preferred stock			79,841,000	79,841,000																		15,100,000	9,900,000					45,100,000
Stock issued during period, value																						3,200,000
Increase in additional paid-in capital as a result of exercise of investor right		5,321,000	5,321,000	5,321,000																		5,300,000
Debt converted to stock																							7,500,000
Liquidation preference per share																$ 0.5968					$ 0.6864
Reduction percentage												40.00%						40.00%
Preferred Stock conversion rate									0.345
Amount of Gross proceed threshold from consummation of initial public offering that would result in automatic conversion of preferred stock										50,000,000
Price per share to the public that would result in automatic conversion of preferred stock											$ 750,000
Liquidation preference per share															$ 0.5968					$ 0.6864						$ 0.1751
Preferred stock, liquidation preference, value														$ 5,991,872	$ 5,991,872		$ 8,988,851			$ 8,988,851					$ 10,063,211	$ 10,063,211				$ 45,099,999	$ 45,099,999
Preferred stock holders voting right per share	1		1
Preferred stock holders voting right percentage	60.00%